UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-02699

 AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:  October 31

Date of reporting period:  4/30/2019

Item 1.  Reports to Stockholders.

Semiannual Report	4/30/2019

Invesco Oppenheimer Mid Cap Value Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund’s name was Oppenheimer Mid Cap Value Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit oppenheimerfunds.com for more information or call Invesco’s Client Services team at 800-959-4246.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 4/30/19

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Russell MidCap Value Index
6-Month	5.80%	-0.29%	8.28%
1-Year	-0.23	-5.96	5.76
5-Year	5.94	4.69	7.83
10-Year	11.47	10.81	14.98

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any.

3       INVESCO OPPENHEIMER MID CAP VALUE FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

Reinsurance Group of America, Inc., Cl. A	3.1%
Zions Bancorp NA	2.8
Coca-Cola European Partners plc	2.7
Synopsys, Inc.	2.7
Voya Financial, Inc.	2.4
Kansas City Southern	2.2
ITT, Inc.	2.2
Parker-Hannifin Corp.	2.1
Brunswick Corp.	2.1
SunTrust Banks, Inc.	2.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2019, and are based on net assets.

TOP TEN COMMON STOCK INDUSTRIES

Real Estate Investment Trusts (REITs)	9.5%
Commercial Banks	8.3
Insurance	7.3
Oil, Gas & Consumable Fuels	6.8
Machinery	6.1
Auto Components	3.4
Electric Utilities	3.1
Beverages	2.7
Software	2.7
Health Care Providers & Services	2.6

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2019, and are based on net assets.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2019, and are based on the total market value of common stocks.

For more current Fund holdings, please visit oppenheimerfunds.com.

4       INVESCO OPPENHEIMER MID CAP VALUE FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 4/30/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (QVSCX)	1/3/89	5.80%	-0.23%	5.94%	11.47%
Class C (QSCCX)	9/1/93	5.44	-0.96	5.15	10.62
Class I1 (QSCIX)	2/28/12	6.02	0.17	6.39	9.66	[2]
Class R (QSCNX)	3/1/01	5.70	-0.48	5.67	11.18
Class Y (QSCYX)	10/24/05	5.93	0.01	6.20	11.79

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 4/30/19

	Inception Date	6-Month	1-Year	5-Year	10-Year
Class A (QVSCX)	1/3/89	-0.29%	-5.96%	4.69%	10.81%
Class C (QSCCX)	9/1/93	4.49	-1.85	5.15	10.62
Class I1 (QSCIX)	2/28/12	6.02	0.17	6.39	9.66	[2]
Class R (QSCNX)	3/1/01	5.70	-0.48	5.67	11.18
Class Y (QSCYX)	10/24/05	5.93	0.01	6.20	11.79

1. Pursuant to the closing of the transaction described in the Notes to Financial Statements, after the close of business on May 24, 2019, Class I shares were reorganized as Class R6 shares.

2. Shows performance since inception.

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any.

The Fund’s performance is compared to that of the Russell MidCap Value Index. The Russell MidCap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict

5       INVESCO OPPENHEIMER MID CAP VALUE FUND

or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing in any of the Invesco Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Invesco Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6       INVESCO OPPENHEIMER MID CAP VALUE FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2019.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended April 30, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7       INVESCO OPPENHEIMER MID CAP VALUE FUND

Actual	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During 6 Months Ended April 30, 2019
Class A	$1,000.00	$1,058.00	$6.09
Class C	1,000.00	1,054.40	9.93
Class I	1,000.00	1,060.20	3.99
Class R	1,000.00	1,057.00	7.37
Class Y	1,000.00	1,059.30	4.81

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.89	5.97
Class C	1,000.00	1,015.17	9.74
Class I	1,000.00	1,020.93	3.92
Class R	1,000.00	1,017.65	7.23
Class Y	1,000.00	1,020.13	4.72

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended April 30, 2019 are as follows:

Class	Expense Ratios
Class A	1.19%
Class C	1.94
Class I	0.78
Class R	1.44
Class Y	0.94

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8       INVESCO OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

	Shares	Value
Common Stocks—96.7%
Consumer Discretionary—13.4%
Auto Components—3.4%
BorgWarner, Inc.	551,840	$23,050,357
Dana, Inc.	325,580	6,348,810
Lear Corp.	66,500	9,509,500
		38,908,667
Entertainment—0.7%
Madison Square Garden Co. (The), Cl. A1	25,900	8,092,196
Hotels, Restaurants & Leisure—0.6%
Royal Caribbean Cruises Ltd.	53,000	6,409,820
Household Durables—1.9%
Lennar Corp., Cl. A	363,230	18,898,857
Newell Brands, Inc.	156,000	2,243,280
		21,142,137
Leisure Products—2.1%
Brunswick Corp.	462,050	23,661,581
Media—1.4%
CBS Corp., Cl. B	302,390	15,503,535
Multiline Retail—1.4%
Dollar Tree, Inc.[1]	119,810	13,332,457
Nordstrom, Inc.	53,630	2,199,902
		15,532,359
Specialty Retail—1.9%
Ross Stores, Inc.	226,280	22,098,505
Consumer Staples—5.8%
Beverages—2.7%
Coca-Cola European Partners plc	581,000	31,135,790
Food & Staples Retailing—0.8%
Kroger Co. (The)	332,820	8,580,099
Food Products—2.3%
Conagra Brands, Inc.	417,653	12,855,359
McCormick & Co., Inc.	20,550	3,164,084
Tyson Foods, Inc., Cl. A	135,310	10,149,603
		26,169,046
Energy—7.3%
Energy Equipment & Services—0.5%
Transocean Ltd.[1]	429,900	3,379,014

	Shares	Value
Energy Equipment & Services (Continued)
Weatherford International plc[1]	3,750,840	$2,075,340
		5,454,354
Oil, Gas & Consumable Fuels—6.8%
Anadarko Petroleum Corp.	154,800	11,277,180
Antero Resources Corp.[1]	414,880	3,007,880
Concho Resources, Inc.	81,900	9,449,622
Delek US Holdings, Inc.	403,480	14,952,969
Devon Energy Corp.	311,110	9,999,075
Hess Corp.	293,770	18,836,532
Targa Resources Corp.	220,310	8,845,447
		76,368,705
Financials—30.0%
Capital Markets—1.8%
Ameriprise Financial, Inc.	44,270	6,497,508
Ares Management Corp., Cl. A	545,594	13,339,773
		19,837,281
Commercial Banks—8.3%
Glacier Bancorp, Inc.	261,220	11,125,360
Regions Financial Corp.	836,510	12,991,000
SunTrust Banks, Inc.	357,290	23,395,349
Synovus Financial Corp.	394,430	14,538,690
Zions Bancorp NA	645,030	31,819,330
		93,869,729
Diversified Financial Services—2.4%
Voya Financial, Inc.	502,780	27,597,594
Insurance—7.3%
Arthur J. Gallagher & Co.	183,230	15,321,692
Assurant, Inc.	156,710	14,887,450
Lincoln National Corp.	256,480	17,112,346
Reinsurance Group of America, Inc., Cl. A	228,560	34,629,126
		81,950,614

9       INVESCO OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs)—9.5%
Alexandria Real Estate Equities, Inc.	103,526	$14,741,067
CubeSmart	412,360	13,158,407
Digital Realty Trust, Inc.	102,860	12,107,651
Equity LifeStyle Properties, Inc.	129,950	15,165,165
Equity Residential	211,600	16,170,472
HCP, Inc.	360,000	10,720,800
Highwoods Properties, Inc.	213,490	9,517,384
Park Hotels & Resorts, Inc.	495,170	15,885,054
		107,466,000
Thrifts & Mortgage Finance—0.7%
Radian Group, Inc.	318,520	7,459,739
Health Care—6.6%
Health Care Equipment & Supplies—1.7%
Alcon, Inc.[1]	77,380	4,503,516
Zimmer Biomet Holdings, Inc.	116,030	14,290,255
		18,793,771
Health Care Providers & Services—2.6%
Encompass Health Corp.	195,070	12,572,261
Molina Healthcare, Inc.[1]	45,908	5,951,054
WellCare Health Plans, Inc.[1]	43,110	11,137,469
		29,660,784
Life Sciences Tools & Services—1.3%
IQVIA Holdings, Inc.[1]	107,751	14,966,614
Pharmaceuticals—1.0%
Jazz Pharmaceuticals plc[1]	82,840	10,750,147
Industrials—12.9%
Aerospace & Defense—1.2%
Huntington Ingalls Industries, Inc.	17,030	3,790,538
L3 Technologies, Inc.	41,880	9,154,130
		12,944,668
Building Products—0.5%
Lennox International, Inc.	20,920	5,678,734

	Shares	Value
Construction & Engineering—1.0%
Fluor Corp.	280,930	$11,161,349
Electrical Equipment—0.6%
Rockwell Automation, Inc.	40,150	7,255,507
Machinery—6.1%
CNH Industrial NV	395,250	4,308,225
Gates Industrial Corp. plc[1]	353,030	5,676,722
ITT, Inc.	412,940	25,003,517
Parker-Hannifin Corp.	130,760	23,678,021
Stanley Black & Decker, Inc.	71,880	10,537,608
		69,204,093
Marine—1.3%
Kirby Corp.[1]	175,710	14,359,021
Road & Rail—2.2%
Kansas City Southern	203,350	25,040,519
Information Technology—11.8%
Communications Equipment—1.5%
Motorola Solutions, Inc.	118,570	17,181,979
Electronic Equipment, Instruments, & Components—1.5%
FLIR Systems, Inc.	137,770	7,293,544
Zebra Technologies Corp., Cl. A1	46,450	9,807,453
		17,100,997
IT Services—2.6%
Black Knight, Inc.[1]	248,940	14,045,195
Fidelity National Information Services, Inc.	130,920	15,177,555
		29,222,750
Semiconductors & Semiconductor Equipment—2.2%
Lam Research Corp.	38,640	8,015,095
Marvell Technology Group Ltd.	470,821	11,779,941
Tower Semiconductor Ltd.[1]	267,700	4,810,569
		24,605,605
Software—2.7%
Synopsys, Inc.[1]	249,000	30,148,920

10       INVESCO OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Technology Hardware, Storage & Peripherals—1.3%
NCR Corp.[1]	366,280	$10,603,806
Western Digital Corp.	76,500	3,910,680
		14,514,486
Materials—5.1%
Chemicals—2.2%
Celanese Corp., Cl. A	142,570	15,381,877
Element Solutions, Inc.[1]	616,190	6,691,823
Huntsman Corp.	116,590	2,592,962
		24,666,662
Containers & Packaging—1.9%
Ball Corp.	198,550	11,901,087
Westrock Co.	253,480	9,728,562
		21,629,649
Metals & Mining—1.0%
Alcoa Corp.[1]	189,210	5,048,123
Freeport-McMoRan, Inc.	548,480	6,751,789
		11,799,912
Utilities—3.8%
Electric Utilities—3.1%
Alliant Energy Corp.	128,660	6,076,612
Edison International	39,280	2,504,886
Entergy Corp.	64,030	6,204,507

	Shares	Value
Electric Utilities (Continued)
Exelon Corp.	127,950	$6,519,052
FirstEnergy Corp.	198,370	8,337,491
PG&E Corp.[1]	145,000	3,265,400
PPL Corp.	76,490	2,387,253
		35,295,201
Multi-Utilities—0.3%
Ameren Corp.	48,990	3,565,002
Water Utilities—0.4%
American Water Works Co., Inc.	41,190	4,456,346
Total Common Stocks (Cost $906,572,068)		1,091,240,467
Investment Company—3.3%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.42%[2,3] (Cost $36,855,438)	36,855,438	36,855,438
Total Investments, at Value (Cost $943,427,506)	100.0%	1,128,095,905
Net Other Assets (Liabilities)	0.0	47,295
Net Assets	100.0%	$1,128,143,200

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2018	Gross Additions	Gross Reductions	Shares April 30, 2019
Investment Company
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Ea	53,346,899	151,633,834	168,125,295	36,855,438

11       INVESCO OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. Ea	$36,855,438	$426,685	$—	$—

a. Prior to May 24, 2019, this fund was named Oppenheimer Institutional Government Money Market Fund.

See accompanying Notes to Financial Statements.

12       INVESCO OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES April 30, 2019 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $906,572,068)	$1,091,240,467
Affiliated companies (cost $36,855,438)	36,855,438
1,128,095,905
Cash	1,001,441
Receivables and other assets:
Investments sold	12,092,618
Dividends	705,082
Shares of beneficial interest sold	241,893
Other	232,906
Total assets	1,142,369,845

Liabilities
Payables and other liabilities:
Investments purchased	12,274,072
Shares of beneficial interest redeemed	1,433,416
Trustees’ compensation	281,655
Distribution and service plan fees	209,470
Shareholder communications	118
Other	27,914
Total liabilities	14,226,645
Net Assets	$1,128,143,200

Composition of Net Assets
Par value of shares of beneficial interest	$230,844
Additional paid-in capital	965,884,224
Total distributable earnings	162,028,132
Net Assets	$1,128,143,200

13       INVESCO OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $796,822,304 and 15,725,258 shares of beneficial interest outstanding)	$50.67

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$53.76

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $167,634,599 and 4,126,353 shares of beneficial interest outstanding)	$40.63

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $4,993,808 and 96,665 shares of beneficial interest outstanding)	$51.66

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,451,694 and 1,253,039 shares of beneficial interest outstanding)	$48.24

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $98,240,795 and 1,883,114 shares of beneficial interest outstanding)	$52.17

See accompanying Notes to Financial Statements.

14       INVESCO OPPENHEIMER MID CAP VALUE FUND

STATEMENT

OF OPERATIONS For the Six Months Ended April 30, 2019 Unaudited

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $12,060)	$8,611,192
Affiliated companies	426,685
Interest	17,268
Total investment income	9,055,145

Expenses
Management fees	3,942,147
Distribution and service plan fees:
Class A	921,356
Class C	807,655
Class R	146,594
Transfer and shareholder servicing agent fees:
Class A	743,032
Class C	158,020
Class I	669
Class R	57,546
Class Y	92,623
Shareholder communications:
Class A	12,598
Class C	2,399
Class I	55
Class R	716
Class Y	1,279
Borrowing fees	15,475
Trustees’ compensation	8,988
Custodian fees and expenses	4,061
Other	75,295
Total expenses	6,990,508
Less waivers and reimbursements of expenses	(18,491)
Net expenses	6,972,017

Net Investment Income	2,083,128
Realized and Unrealized Gain (Loss)
Net realized loss on investment transactions in unaffiliated companies	(14,611,658)
Net change in unrealized appreciation/(depreciation) on investment transactions in unaffiliated companies	72,840,438
Net Increase in Net Assets Resulting from Operations	$60,311,908

See accompanying Notes to Financial Statements.

15       INVESCO OPPENHEIMER MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$2,083,128	$ 5,112,617

Net realized gain (loss)	(14,611,658)	104,306,995

Net change in unrealized appreciation/(depreciation)	72,840,438	(166,166,373)

Net increase (decrease) in net assets resulting from operations	60,311,908	(56,746,761)

Dividends and/or Distributions to Shareholders
Dividends and distributions declared:
Class A	(70,017,888)	(59,400,111)
Class B1	—	(238,230)
Class C	(17,812,128)	(15,307,725)
Class I	(372,405)	(175,383)
Class R	(5,577,203)	(5,055,286)
Class Y	(8,874,569)	(6,842,010)

Total dividends and distributions declared	(102,654,193)	(87,018,745)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	22,201,002	(65,922,651)
Class B1	—	(4,321,439)
Class C	4,809,260	(23,337,632)
Class I	756,084	2,298,581
Class R	638,150	(11,121,462)
Class Y	(1,597,041)	6,199,881

Total beneficial interest transactions	26,807,455	(96,204,722)

Net Assets
Total decrease	(15,534,830)	(239,970,228)

Beginning of period	1,143,678,030	1,383,648,258

End of period	$1,128,143,200	$ 1,143,678,030

1. Effective June 1, 2018, all Class B shares converted to Class A shares.

See accompanying Notes to Financial Statements.

16       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$52.59	$58.99	$49.28	$46.44	$46.72	$42.63

Income (loss) from investment operations:
Net investment income[2]	0.12	0.29	0.17	0.24	0.24	0.36
Net realized and unrealized gain (loss)	2.57	(3.02)	9.76	2.83	(0.29)	4.25

Total from investment operations	2.69	(2.73)	9.93	3.07	(0.05)	4.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.09)	(0.21)	(0.22)	(0.23)	(0.23)	(0.52)
Distributions from net realized gain	(4.52)	(3.46)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.61)	(3.67)	(0.22)	(0.23)	(0.23)	(0.52)

Net asset value, end of period	$50.67	$52.59	$58.99	$49.28	$46.44	$46.72

Total Return, at Net Asset Value[3]	5.80%	(5.00)%	20.20%	6.62%	(0.13)%	10.91%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$796,822	$801,597	$965,887	$920,277	$966,842	$1,104,252

Average net assets (in thousands)	$769,210	$927,026	$986,140	$916,503	$1,085,463	$1,151,106

Ratios to average net assets:[4]
Net investment income	0.49%	0.50%	0.31%	0.53%	0.49%	0.80%
Expenses excluding specific expenses listed below	1.19%	1.17%	1.18%	1.19%	1.17%	1.18%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.19%	1.17%	1.18%	1.19%	1.17%	1.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.19%[7]	1.17%[7]	1.17%	1.19%[7]	1.17%[7]	1.18%[7]

Portfolio turnover rate	25%	71%	63%	34%	47%	51%

17       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	1.19%
Year Ended October 31, 2018	1.17%
Year Ended October 31, 2017	1.18%
Year Ended October 31, 2016	1.19%
Year Ended October 30, 2015	1.17%
Year Ended October 31, 2014	1.18%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

18       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$43.15	$49.20	$41.26	$39.00	$39.35	$35.83

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.05)	(0.12)	(0.20)	(0.09)	(0.11)	0.02
Net realized and unrealized gain (loss)	2.05	(2.46)	8.15	2.37	(0.24)	3.59

Total from investment operations	2.00	(2.58)	7.95	2.28	(0.35)	3.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	0.00	(0.01)	(0.01)	(0.02)	0.00	(0.09)
Distributions from net realized gain	(4.52)	(3.46)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.52)	(3.47)	(0.01)	(0.02)	0.00	(0.09)

Net asset value, end of period	$40.63	$43.15	$49.20	$41.26	$39.00	$39.35

Total Return, at Net Asset Value[3]	5.44%	(5.72)%	19.30%	5.84%	(0.87)%	10.05%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$167,634	$172,168	$220,394	$226,455	$253,446	$279,925

Average net assets (in thousands)	$163,598	$204,959	$233,758	$233,067	$278,916	$283,792

Ratios to average net assets:[4]
Net investment income (loss)	(0.27)%	(0.26)%	(0.44)%	(0.23)%	(0.26)%	0.05%
Expenses excluding specific expenses listed below	1.94%	1.93%	1.93%	1.95%	1.92%	1.93%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.94%	1.93%	1.93%	1.95%	1.92%	1.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.94%[7]	1.93%[7]	1.92%	1.95%[7]	1.92%[7]	1.93%[7]

Portfolio turnover rate	25%	71%	63%	34%	47%	51%

19       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	1.94%
Year Ended October 31, 2018	1.93%
Year Ended October 31, 2017	1.93%
Year Ended October 31, 2016	1.95%
Year Ended October 30, 2015	1.92%
Year Ended October 31, 2014	1.93%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

20       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$53.53	$59.97	$50.10	$47.20	$47.49	$43.64

Income (loss) from investment operations:
Net investment income[2]	0.22	0.53	0.39	0.44	0.43	0.47
Net realized and unrealized gain (loss)	2.63	(3.06)	9.94	2.89	(0.27)	4.42

Total from investment operations	2.85	(2.53)	10.33	3.33	0.16	4.89

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.20)	(0.45)	(0.46)	(0.43)	(0.45)	(1.04)
Distributions from net realized gain	(4.52)	(3.46)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.72)	(3.91)	(0.46)	(0.43)	(0.45)	(1.04)

Net asset value, end of period	$51.66	$53.53	$59.97	$50.10	$47.20	$47.49

Total Return, at Net Asset Value[3]	6.02%	(4.61)%	20.69%	7.10%	0.31%	11.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,994	$4,302	$2,522	$950	$788	$427

Average net assets (in thousands)	$4,503	$4,067	$1,375	$803	$621	$178

Ratios to average net assets:[4]
Net investment income	0.90%	0.91%	0.69%	0.93%	0.88%	1.02%
Expenses excluding specific expenses listed below	0.78%	0.76%	0.75%	0.76%	0.73%	0.76%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	0.78%	0.76%	0.75%	0.76%	0.73%	0.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%[7]	0.76%[7]	0.75%[7]	0.76%[7]	0.73%[7]	0.76%[7]

Portfolio turnover rate	25%	71%	63%	34%	47%	51%

21       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	0.78%
Year Ended October 31, 2018	0.76%
Year Ended October 31, 2017	0.75%
Year Ended October 31, 2016	0.76%
Year Ended October 30, 2015	0.73%
Year Ended October 31, 2014	0.76%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

22       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$50.30	$56.61	$47.31	$44.59	$44.88	$40.87

Income (loss) from investment operations:
Net investment income[2]	0.05	0.13	0.04	0.13	0.12	0.23
Net realized and unrealized gain (loss)	2.45	(2.87)	9.36	2.71	(0.30)	4.09

Total from investment operations	2.50	(2.74)	9.40	2.84	(0.18)	4.32

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.11)	(0.10)	(0.12)	(0.11)	(0.31)
Distributions from net realized gain	(4.52)	(3.46)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.56)	(3.57)	(0.10)	(0.12)	(0.11)	(0.31)

Net asset value, end of period	$48.24	$50.30	$56.61	$47.31	$44.59	$44.88

Total Return, at Net Asset Value[3]	5.70%	(5.26)%	19.90%	6.38%	(0.38)%	10.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,452	$62,089	$81,351	$82,661	$97,983	$125,703

Average net assets (in thousands)	$59,565	$74,653	$84,193	$85,721	$114,811	$129,580

Ratios to average net assets:[4]
Net investment income	0.23%	0.25%	0.07%	0.28%	0.25%	0.53%
Expenses excluding specific expenses listed below	1.44%	1.42%	1.43%	1.45%	1.42%	1.45%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	1.44%	1.42%	1.43%	1.45%	1.42%	1.45%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.44%[7]	1.42%[7]	1.42%	1.45%[7]	1.42%[7]	1.45%[7]

Portfolio turnover rate	25%	71%	63%	34%	47%	51%

23       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	1.44%
Year Ended October 31, 2018	1.42%
Year Ended October 31, 2017	1.43%
Year Ended October 31, 2016	1.45%
Year Ended October 30, 2015	1.42%
Year Ended October 31, 2014	1.45%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

24       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 30, 2015[1]	Year Ended October 31, 2014
Per Share Operating Data
Net asset value, beginning of period	$54.01	$60.47	$50.52	$47.59	$47.88	$43.81

Income (loss) from investment operations:
Net investment income[2]	0.18	0.44	0.30	0.36	0.36	0.52
Net realized and unrealized gain (loss)	2.66	(3.09)	10.01	2.91	(0.30)	4.37

Total from investment operations	2.84	(2.65)	10.31	3.27	0.06	4.89

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.16)	(0.35)	(0.36)	(0.34)	(0.35)	(0.82)
Distributions from net realized gain	(4.52)	(3.46)	0.00	0.00	0.00	0.00

Total dividends and/or distributions to shareholders	(4.68)	(3.81)	(0.36)	(0.34)	(0.35)	(0.82)

Net asset value, end of period	$52.17	$54.01	$60.47	$50.52	$47.59	$47.88

Total Return, at Net Asset Value[3]	5.93%	(4.77)%	20.47%	6.92%	0.12%	11.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$98,241	$103,522	$108,996	$61,964	$49,241	$50,323

Average net assets (in thousands)	$95,850	$106,563	$91,745	$49,957	$51,876	$50,290

Ratios to average net assets:[4]
Net investment income	0.73%	0.74%	0.53%	0.74%	0.73%	1.13%
Expenses excluding specific expenses listed below	0.94%	0.93%	0.94%	0.95%	0.92%	0.84%
Interest and fees from borrowings	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%

Total expenses[6]	0.94%	0.93%	0.94%	0.95%	0.92%	0.84%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.94%[7]	0.93%[7]	0.93%	0.95%[7]	0.92%[7]	0.83%

Portfolio turnover rate	25%	71%	63%	34%	47%	51%

25       INVESCO OPPENHEIMER MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued

1. Represents the last business day of the Fund’s reporting period.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended April 30, 2019	0.94%
Year Ended October 31, 2018	0.93%
Year Ended October 31, 2017	0.94%
Year Ended October 31, 2016	0.95%
Year Ended October 30, 2015	0.92%
Year Ended October 31, 2014	0.84%

7. Waiver was less than 0.005%.

See accompanying Notes to Financial Statements.

26       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS April 30, 2019 Unaudited

1. Organization

Oppenheimer Mid Cap Value Fund* (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares were permitted. Reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds were permitted through May 31, 2018. Effective June 1, 2018 (the “Conversion Date”), all Class B shares converted to Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have, and Class B shares had, separate distribution and/or service plans under which they pay, and Class B shares paid, fees. Class I and Class Y shares do not pay such fees. Previously issued Class B shares automatically converted to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Mid Cap Value Fund, a series portfolio of AIM Growth Series (Invesco Growth Series).

27       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income, if any, is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Return of Capital Estimates. Distributions received from the Fund’s investments in Master Limited Partnerships (MLPs) and Real Estate Investments Trusts (REITs), generally are comprised of income and return of capital. Any return of capital estimates in excess of cost basis are classified as realized gain. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each MLP, REIT and other industry sources. These estimates may subsequently be revised based on information received from MLPs and REITs after their tax reporting periods are concluded.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees

28       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended October 31, 2018, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended October 31, 2018, the Fund did not utilize any capital loss carryforwards to offset capital gains realized in that fiscal year. Capital losses will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be $14,611,658, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$950,222,061

Gross unrealized appreciation	$222,958,735
Gross unrealized depreciation	(45,084,891)

Net unrealized appreciation	$177,873,844

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP

29       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements. In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08. This provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Manager has evaluated the impacts of these changes on the financial statements and there are no material impacts.

During August 2018, the Securities and Exchange Commission (the “SEC”) issued Final Rule Release No. 33-10532 (the “Rule”), Disclosure Update and Simplification. The rule amends certain financial statement disclosure requirements to conform to U.S. GAAP. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) remove the requirement to separately state the book basis components of net assets: undistributed (over-distribution of) net investment income (“UNII”), accumulated undistributed net realized gains (losses), and net unrealized appreciation (depreciation) at the balance sheet date. Instead, consistent with U.S. GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (statement of changes in net assets) remove the requirement to separately state the sources of distributions paid. Instead, consistent with U.S. GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The amendments also remove the requirement to parenthetically state the book basis amount of UNII on the statement of changes in net assets. The requirements of the Rule were effective November 5, 2018, and the Fund’s Statement of Assets and Liabilities and Statement of Changes in Net Assets for the current reporting period have been modified accordingly. In addition, certain amounts within the Fund’s Statement of Changes in Net Assets for the prior fiscal period have been modified to conform to the Rule.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

30       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

31       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$151,348,800	$—	$—	$ 151,348,800
Consumer Staples	65,884,935	—	—	65,884,935
Energy	81,823,059	—	—	81,823,059
Financials	338,180,957	—	—	338,180,957
Health Care	74,171,316	—	—	74,171,316
Industrials	145,643,891	—	—	145,643,891
Information Technology	132,774,737	—	—	132,774,737
Materials	58,096,223	—	—	58,096,223
Utilities	43,316,549	—	—	43,316,549
Investment Company	36,855,438	—	—	36,855,438

Total Assets	$1,128,095,905	$—	$—	$ 1,128,095,905

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment

32       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Invesco Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated

Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt

33       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class A
Sold[1]	586,010	$28,786,137	861,372	$49,240,094
Dividends and/or distributions reinvested	1,427,825	67,124,416	1,013,226	56,892,054
Redeemed	(1,529,813)	(73,709,551)	(3,007,499)	(172,054,799)

Net increase (decrease)	484,022	$22,201,002	(1,132,901)	$(65,922,651)

Class B
Sold	—	$—	818	$38,190
Dividends and/or distributions reinvested	—	—	5,148	237,590
Redeemed[1]	—	—	(97,486)	(4,597,219)

Net decrease	—	$—	(91,520)	$(4,321,439)

34       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Shares of Beneficial Interest (Continued)

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class C
Sold	179,762	$6,837,920	287,237	$13,512,937
Dividends and/or distributions reinvested	458,100	17,302,435	319,101	14,747,646
Redeemed	(501,422)	(19,331,095)	(1,095,828)	(51,598,215)

Net increase (decrease)	136,440	$4,809,260	(489,490)	$(23,337,632)

Class I
Sold	23,190	$1,108,115	60,623	$3,582,562
Dividends and/or distributions reinvested	7,773	372,405	3,043	174,241
Redeemed	(14,663)	(724,436)	(25,360)	(1,458,222)

Net increase	16,300	$756,084	38,306	$2,298,581

Class R
Sold	90,167	$4,090,626	177,814	$9,705,445
Dividends and/or distributions reinvested	115,054	5,151,415	84,988	4,567,155
Redeemed	(186,531)	(8,603,891)	(465,551)	(25,394,062)

Net increase (decrease)	18,690	$638,150	(202,749)	$(11,121,462)

Class Y
Sold	272,483	$13,457,937	661,431	$38,460,410
Dividends and/or distributions reinvested	179,021	8,661,037	108,363	6,248,542
Redeemed	(485,056)	(23,716,015)	(655,593)	(38,509,071)

Net increase (decrease)	(33,552)	$(1,597,041)	114,201	$6,199,881

1. All outstanding Class B shares converted to Class A shares on June 1, 2018.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$260,450,845	$322,243,459

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $400 million	0.80%
Next $400 million	0.75
Next $1.2 billion	0.60
Next $4 billion	0.58
Over $6 billion	0.56

35       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

The Fund’s effective management fee for the reporting period was 0.73% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$ 483
Payments Made to Retired Trustees	15,931
Accumulated Liability as of April 30, 2019	120,970

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though

36       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a service fee to the Distributor at an annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. However, the Fund’s Board has currently set the rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares, pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

37       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
April 30, 2019	$67,710	$—	$2,774	$—

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $18,491 for IGMMF management fees.

9. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.95 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

10. Subsequent Event

Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was accounted for as a tax-free reorganization for federal income tax purposes. Following the Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On May 17, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.

The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares. Effective May 28, 2019, Invesco Advisers, Inc. has contractually agreed to waive advisory fees and/or reimburse expenses to limit total annual operating expenses after fee waiver and/ or expense reimbursement (excluding certain items discussed in the Fund’s statement of additional information) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares

38       INVESCO OPPENHEIMER MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

10. Subsequent Event (Continued)

to 1.16%, 1.90%, 1.40%, 0.91%, 0.80% and 0.75%, respectively, of the Acquiring Fund’s average daily net assets. This waiver and/or expense reimbursement cannot be terminated until May 28, 2021 without approval of the Board.

The Acquiring Fund has entered into an investment advisory agreement with Invesco Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc.

39       INVESCO OPPENHEIMER MID CAP VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

●	Fund reports and prospectuses
●	Quarterly statements
●	Daily confirmations
●	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

40       INVESCO OPPENHEIMER MID CAP VALUE FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the last six months of the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about the Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. If the Fund (or an underlying fund in which the Fund invests) invests in real estate investment trusts (REITs) and/or master limited partnerships (MLPs), the percentages attributed to each category are estimated using historical information because the character of the amounts received from the REITs and/or MLPs in which the Fund (or underlying fund) invests is unknown until after the end of the calendar year. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, and scroll down to the ‘Dividends’ table under ‘Analytics’.

Fund Name	Pay Date	Net Income	Net Profit from Sale	Other Capital Sources
Invesco Oppenheimer Mid Cap Value Fund	12/6/18	0.8%	74.5%	24.7%
Invesco Oppenheimer Mid Cap Value Fund	3/19/19	90.3%	0.0%	9.7%

41       INVESCO OPPENHEIMER MID CAP VALUE FUND

SHAREHOLDER PROXY Unaudited

A Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer Mid Cap Value Fund was held on May 17, 2019. The Meeting was held for the following purpose:

(1) Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Mid Cap Value Fund into Invesco Oppenheimer Mid Cap Value Fund.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization	10,882,242	765,874	1,514,938	0

42       INVESCO OPPENHEIMER MID CAP VALUE FUND

PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the “Website”). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as “we” or “Invesco” in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

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you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

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Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

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●	Request that we amend, rectify, delete or update the personal data we hold about you;

●	Where possible (e.g. in relation to marketing) amend or update your choices around processing;

●	Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

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◾  Fund reports and prospectuses
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◾  Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City,
MO 64121-9078.

Invesco Distributors, Inc.	O-MCV-SAR-1 06242019

Item 2.  Code of Ethics.

Not required for a semiannual report.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

None

Item 11.  Controls and Procedures.

(a)

As of June 18, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2019, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	July 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	July 5, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	July 5, 2019